The reporting entity (Details)				1 Months Ended	12 Months Ended
	Jun. 28, 2022	Jun. 15, 2022 EUR (€) director	Sep. 01, 2021	Feb. 28, 2022 EUR (€)	Dec. 31, 2022 EUR (€) segment	Jun. 15, 2022 CNY (¥)	Jun. 14, 2022 EUR (€)	Jun. 14, 2022 CNY (¥)	Dec. 31, 2021 EUR (€)
Reporting entity
Reclassification of foreign currency translation reserve | €				€ 1,475,000	€ 1,475,000
Subscribed capital | €					€ 9,135,000				€ 7,027,000
Number of reportable segments | segment					2
voxeljet America
Reporting entity
Subsidiary ownership (as a percent)					100.00%
voxeljet India
Reporting entity
Subsidiary ownership (as a percent)					100.00%
voxeljet China
Reporting entity
Subsidiary ownership (as a percent)	88.52%	88.52%	70.00%		88.52%
Subscribed capital		€ 7,227,885				¥ 52,250,000	€ 2,671,191	¥ 20,000,000
Number of directors entitled to be nominated		3
voxeljet China | MK Technology GmbH
Reporting entity
Number of directors entitled to be nominated		1
Minority ownership interest (as a percent)	5.74%	5.74%	15.00%
voxeljet China | Jin Tianshi
Reporting entity
Number of directors entitled to be nominated		1
Minority ownership interest (as a percent)	5.74%	5.74%	15.00%